Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Leveraged Long + Income MSTR ETF (MST)

listed on The Nasdaq Stock Market, LLC

June 10, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated March 21, 2025

Effective immediately, all references to the Fund’s fiscal-year end throughout the Prospectus and SAI are hereby deleted and replaced with March 31, with the first fiscal year ending March 31, 2026.

Please retain this Supplement for future reference.